Liquidity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Liquidity
Net proceeds from equity financing	$ 10,100,000			$ 19,400,000
Cash on hand	10,802,613			$ 43,144,049
Research and development costs	236,568	$ 6,351,853
Commercial factoring business | Forecast
Liquidity
Revenues			$ 1,200,000
Electric Vehicle | Consumer product segment
Liquidity
Revenues	26,300,000
Electric Vehicle | Electric Vehicle segment
Liquidity
Revenues	$ 700,000